AMERICAN AADVANTAGE MILEAGE FUNDS

Supplement to the Statement of Additional Information dated March 1, 1999

The restrictions on pages 6 and 7 are changed to read as follows:

     In order to comply with certain statutes and policies the Equity 500 Index Portfolio will not as a matter of operating policy:

1. Borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's total assets (taken at cost) except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets.

2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and repurchase agreements are not considered a pledge of assets for purposes of this restriction.

3. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

4. Sell any security that it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

5.  Invest for the purpose of exercising control or management.

6. Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio, unless permitted to exceed these limitations by an exemptive order of the SEC; and, provided further that, except in the case of merger or consolidation, the Portfolio shall not purchase securities of any open-end investment company unless the Portfolio (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment.

7. Invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Equity 500 Index Portfolio Board; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Equity 500 Index Portfolio Board has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Equity 500 Index Portfolio Board has determined that the commercial paper is equivalent quality and is liquid.

8. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio has no current intention to engage in short selling).

9. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written).

10. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or, financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets; and
(c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.


The following sentence is added to the end of the sixth paragraph on page 14:

     On April 20, 1999, BTS changed its name to SWS Financial Services.


The following paragraph is added after the third full paragraph on page 16:

     The Portfolios of the AMR Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolios. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. A Portfolio investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.


In the first table on page 17, the amount paid in 1998 by the International Equity Portfolio is changed from $1,828,348 to $1,833,458.


In the third table on page 17, the commission amount paid by the Balanced Portfolio is changed from $105,166 to $43,886 and the commission amount paid by the Large Cap Value Portfolio is changed from $43,886 to $105,166.
Consequently, in the following paragraph, the percentages are changed from 8.82% and 7.80% to 7.80% and 8.82%, respectively.


In the table on page 18, the amount paid to Morgan Stanley Intl. by the International Equity Portfolio is changed from $24,946 to $30,057.